UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number   811-04049

DWS Income Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (201) 593-6408

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
 (Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2011

ITEM 1.	REPORT TO STOCKHOLDERS

APRIL 30, 2011 Semiannual Report to Shareholders

DWS High Income Plus Fund

Contents
4 Performance Summary
8 Information About Your Fund's Expenses
10 Portfolio Summary
12 Investment Portfolio
29 Statement of Assets and Liabilities
31 Statement of Operations
32 Statement of Changes in Net Assets
33 Financial Highlights
38 Notes to Financial Statements
50 Summary of Management Fee Evaluation by Independent Fee Consultant
54 Account Management Resources
55 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary April 30, 2011
Average Annual Total Returns as of 4/30/11
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	6.39%	13.15%	8.96%	6.85%	7.63%
Class B	5.96%	12.11%	8.10%	6.01%	6.79%
Class C	6.13%	12.29%	8.20%	6.09%	6.82%
Adjusted for the Maximum Sales Charge
Class A (max 4.50% load)	1.60%	8.06%	7.30%	5.87%	7.13%
Class B (max 4.00% CDSC)	1.96%	9.11%	7.52%	5.87%	6.79%
Class C (max 1.00% CDSC)	5.13%	12.29%	8.20%	6.09%	6.82%
No Sales Charges
Class S	6.48%	13.27%	9.16%	7.04%	7.87%
Institutional Class	6.75%	13.58%	9.38%	7.25%	8.03%
Credit Suisse High Yield Index+	6.01%	12.61%	10.74%	8.69%	9.25%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
Average Annual Total Returns as of 3/31/11 (most recent calendar quarter end)
Unadjusted for Sales Charge	1-Year	3-Year	5-Year	10-Year
Class A	13.78%	9.68%	6.74%	7.46%
Class B	12.90%	8.85%	5.90%	6.65%
Class C	12.92%	8.96%	5.95%	6.66%
Adjusted for the Maximum Sales Charge
Class A (max 4.50% load)	8.66%	8.01%	5.76%	6.97%
Class B (max 4.00% CDSC)	9.90%	8.29%	5.75%	6.65%
Class C (max 1.00% CDSC)	12.92%	8.96%	5.95%	6.66%
No Sales Charges
Class S	13.88%	9.91%	6.96%	7.72%
Institutional Class	14.22%	10.10%	7.10%	7.87%
Credit Suisse High Yield Index+	13.64%	11.66%	8.54%	8.99%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated April 15, 2011 are 1.10%, 1.87%, 1.82%, 0.98% and 0.74% for Class A, Class B, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

The Fund may charge a 2% fee for redemptions of shares held less than 30 days.

Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class A, B, C and S shares for the periods prior to their inception on May 16, 2005, are derived from the historical performance of the Institutional Class shares of DWS High Income Plus Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. Any difference in expenses will affect performance.
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS High Income Plus Fund — Class A [] Credit Suisse High Yield Index+

Yearly periods ended April 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.5%. This results in a net initial investment of $9,550.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ Credit Suisse High Yield Index is an unmanaged, trader-priced portfolio constructed to mirror the global high-yield debt market.
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S	Institutional Class
Net Asset Value: 4/30/11	$7.08	$7.06	$7.11	$7.11	$7.06
10/31/10	$6.91	$6.89	$6.93	$6.94	$6.88
Distribution Information: Six Months as of 4/30/11: Income Dividends	$.25	$.22	$.23	$.26	$.26
Capital Gain Distributions	$.01	$.01	$.01	$.01	$.01
April Income Dividend	$.0419	$.0370	$.0376	$.0432	$.0439
SEC 30-day Yield as of 4/30/11++	5.47%	4.94%	4.99%	5.91%	6.09%
Current Annualized Distribution Rate as of 4/30/11++	7.10%	6.29%	6.35%	7.29%	7.46%

++ The SEC yield is net investment income per share earned over the month ended April 30, 2011, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on April 30, 2011. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Yields and distribution rates are historical, not guaranteed and will fluctuate.
Lipper Rankings — High Current Yield Funds Category as of 4/30/11
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	205	of	490	42
3-Year	257	of	428	60
5-Year	249	of	357	70
Class B 1-Year	358	of	490	73
3-Year	329	of	428	77
5-Year	313	of	357	88
Class C 1-Year	339	of	490	70
3-Year	320	of	428	75
5-Year	310	of	357	87
Class S 1-Year	189	of	490	39
3-Year	226	of	428	53
5-Year	221	of	357	62
Institutional Class 1-Year	154	of	490	32
3-Year	202	of	428	48
5-Year	197	of	357	56
10-Year	67	of	235	29

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2010 to April 30, 2011).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.
Expenses and Value of a $1,000 Investment for the six months ended April 30, 2011
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 11/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/11	$1,063.90	$1,059.60	$1,061.30	$1,064.80	$1,067.50
Expenses Paid per $1,000*	$5.53	$9.80	$9.40	$4.61	$3.69
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 11/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/11	$1,019.44	$1,015.27	$1,015.67	$1,020.33	$1,021.22
Expenses Paid per $1,000*	$5.41	$9.59	$9.20	$4.51	$3.61

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
DWS High Income Plus Fund	1.08%	1.92%	1.84%	.90%	.72%

For more information, please refer to the Fund's prospectus.

Portfolio Summary
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	4/30/11	10/31/10

Corporate Bonds	92%	90%
Common Stocks, Warrants	6%	4%
Loan Participations and Assignments	2%	6%
Cash Equivalents	0%	—
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	4/30/11	10/31/10

Consumer Discretionary	21%	20%
Financials	16%	16%
Energy	13%	13%
Materials	12%	11%
Industrials	11%	10%
Telecommunication Services	10%	10%
Information Technology	6%	5%
Consumer Staples	5%	4%
Utilities	4%	5%
Health Care	2%	6%
	100%	100%

Quality (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	4/30/11	10/31/10

BBB	—	1%
BB	15%	15%
B	52%	54%
CCC	25%	22%
CC	1%	—
D	0%	0%
Not Rated	7%	8%
	100%	100%

Asset allocation, sector diversification and quality are subject to change.

The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk and is subject to change.
Interest Rate Sensitivity	4/30/11	10/31/10

Effective Maturity	6.1 years	5.8 years
Effective Duration	4.0 years	3.5 years

Effective maturity is the weighted average of the bonds held by the Fund taking into consideration any available maturity shortening features.

Effective duration is an approximate measure of the Fund's sensitivity to interest rate changes taking into consideration any maturity shortening features.

Interest rate sensitivity is subject to change.

For more complete details about the Fund's investment portfolio, see page 12. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of April 30, 2011 (Unaudited)
		Principal Amount ($) (a)	Value ($)

Corporate Bonds 91.3%
Consumer Discretionary 18.2%
Allison Transmission, Inc., 144A, 7.125%, 5/15/2019 (b)		480,000	486,000
AMC Entertainment, Inc.:
8.0%, 3/1/2014		938,000	950,897
8.75%, 6/1/2019		1,220,000	1,323,700
American Achievement Corp., 144A, 10.875%, 4/15/2016		480,000	475,200
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		830,000	848,675
144A, 8.375%, 11/15/2020		835,000	874,662
Avis Budget Car Rental LLC:
8.25%, 1/15/2019		975,000	1,035,937
9.625%, 3/15/2018		470,000	521,700
Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014		755,000	775,762
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018		955,000	1,014,687
Burlington Coat Factory Warehouse Corp., 144A, 10.0%, 2/15/2019		805,000	823,112
Cablevision Systems Corp.:
7.75%, 4/15/2018		115,000	125,350
8.0%, 4/15/2020		115,000	126,500
Caesar's Entertainment Operating Co., Inc.:
10.0%, 12/15/2018		1,435,000	1,347,106
11.25%, 6/1/2017		2,820,000	3,214,800
144A, 12.75%, 4/15/2018		535,000	545,700
CanWest LP, 144A, 9.25%, 8/1/2015*		575,000	97,750
Carrols Corp., 9.0%, 1/15/2013		355,000	355,888
CCO Holdings LLC:
7.0%, 1/15/2019		220,000	230,450
7.25%, 10/30/2017		955,000	1,017,075
7.875%, 4/30/2018		400,000	433,500
8.125%, 4/30/2020		270,000	300,375
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		2,740,000	2,938,650
Claire's Stores, Inc.:
144A, 8.875%, 3/15/2019		620,000	602,950
9.625%, 6/1/2015 (PIK)		608,849	590,357
Clear Channel Communications, Inc., 144A, 9.0%, 3/1/2021		255,000	259,463
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25%, 12/15/2017		165,000	183,356
Series B, 9.25%, 12/15/2017		255,000	283,688
Cumulus Media, Inc., 144A, 7.75%, 5/1/2019 (b)		245,000	245,000
DineEquity, Inc., 144A, 9.5%, 10/30/2018		1,830,000	1,999,275
DISH DBS Corp.:
7.125%, 2/1/2016		785,000	836,025
7.875%, 9/1/2019		565,000	611,613
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015*		735,000	382
Ford Motor Co., 7.45%, 7/16/2031		1,775,000	2,024,134
Gannett Co., Inc.:
8.75%, 11/15/2014		240,000	273,600
9.375%, 11/15/2017		480,000	540,000
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016		240,000	271,800
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		690,000	705,525
Group 1 Automotive, Inc., Convertible, 144A, 3.0%, 3/15/2020		665,000	852,031
Hertz Corp.:
144A, 6.75%, 4/15/2019		1,180,000	1,203,600
144A, 7.5%, 10/15/2018		1,650,000	1,732,500
Kabel BW Erste Beteiligungs GmbH, 144A, 7.5%, 3/15/2019		1,410,000	1,445,250
Lear Corp.:
7.875%, 3/15/2018		415,000	455,463
8.125%, 3/15/2020		420,000	466,200
Levi Strauss & Co., 7.625%, 5/15/2020		375,000	377,813
Mediacom LLC, 9.125%, 8/15/2019 (c)		500,000	542,500
MGM Resorts International:
Convertible, 4.25%, 4/15/2015		95,000	98,919
7.5%, 6/1/2016		370,000	358,900
7.625%, 1/15/2017		1,010,000	974,650
9.0%, 3/15/2020		400,000	446,000
144A, 10.0%, 11/1/2016		415,000	447,163
10.375%, 5/15/2014		545,000	630,156
11.125%, 11/15/2017		740,000	860,250
Michaels Stores, Inc., Step-up Coupon, 0% to 11/1/2011, 13.0% to 11/1/2016		265,000	272,950
Musketeer GmbH, 144A, 9.5%, 3/15/2021	EUR	490,000	765,681
Needle Merger Sub Corp., 144A, 8.125%, 3/15/2019		500,000	512,500
Neiman Marcus Group, Inc., 10.375%, 10/15/2015		280,000	295,400
Norcraft Companies LP, 10.5%, 12/15/2015		1,670,000	1,795,250
Norcraft Holdings LP, 9.75%, 9/1/2012		262,000	263,310
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		745,000	772,937
Penske Automotive Group, Inc., 7.75%, 12/15/2016		1,865,000	1,930,275
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		605,000	653,400
Phillips-Van Heusen Corp., 7.375%, 5/15/2020		280,000	303,100
Regal Entertainment Group, 9.125%, 8/15/2018		330,000	353,925
Sabre Holdings Corp., 8.35%, 3/15/2016		1,190,000	1,160,250
Sears Holdings Corp., 144A, 6.625%, 10/15/2018		625,000	611,719
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		410,000	438,700
144A, 7.804%, 10/1/2020		755,000	753,633
Simmons Bedding Co., 144A, 11.25%, 7/15/2015		530,000	567,100
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		605,000	677,600
Sonic Automotive, Inc.:
Convertible, 5.0%, 10/1/2029		280,000	364,700
Series B, 9.0%, 3/15/2018		1,000,000	1,075,000
Standard Pacific Corp.:
8.375%, 5/15/2018		395,000	408,825
144A, 8.375%, 5/15/2018		665,000	688,275
10.75%, 9/15/2016		790,000	926,275
Toys "R" Us, Inc., 7.375%, 10/15/2018		360,000	360,900
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016		355,000	371,863
Travelport LLC:
4.936%**, 9/1/2014		520,000	469,300
9.0%, 3/1/2016		700,000	633,500
9.875%, 9/1/2014		495,000	467,775
11.875%, 9/1/2016		265,000	233,863
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	905,000	1,464,432
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		1,755,000	1,855,912
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019 (b)		105,000	105,394
144A, 7.875%, 11/1/2020		250,000	266,250
UPC Holding BV:
144A, 8.375%, 8/15/2020	EUR	380,000	576,908
144A, 9.75%, 4/15/2018	EUR	775,000	1,236,853
Vail Resorts, Inc., 144A, 6.5%, 5/1/2019		235,000	239,700
Videotron Ltd., 9.125%, 4/15/2018		735,000	823,200
Visant Corp., 10.0%, 10/1/2017		845,000	912,600
Visteon Corp., 144A, 6.75%, 4/15/2019		795,000	787,050
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		605,000	665,500
			67,243,844
Consumer Staples 4.9%
Alliance One International, Inc., 10.0%, 7/15/2016		270,000	276,075
American Rock Salt Co., LLC, 144A, 8.25%, 5/1/2018		620,000	626,200
B&G Foods, Inc., 7.625%, 1/15/2018		390,000	418,762
Blue Merger Sub, Inc., 144A, 7.625%, 2/15/2019		1,305,000	1,335,994
C&S Group Enterprises LLC, 144A, 8.375%, 5/1/2017 (c)		325,000	340,438
Central Garden & Pet Co., 8.25%, 3/1/2018		385,000	406,175
Darling International, Inc., 144A, 8.5%, 12/15/2018		845,000	921,050
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		360,000	384,750
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		905,000	914,050
Michael Foods, Inc., 144A, 9.75%, 7/15/2018		950,000	1,042,625
NBTY, Inc., 144A, 9.0%, 10/1/2018		255,000	277,950
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		2,684,000	2,630,320
Pernod-Ricard SA, 144A, 5.75%, 4/7/2021		355,000	363,967
Rite Aid Corp.:
7.5%, 3/1/2017		355,000	361,656
8.0%, 8/15/2020		1,045,000	1,125,987
10.25%, 10/15/2019 (c)		425,000	471,750
Smithfield Foods, Inc.:
7.75%, 7/1/2017		2,370,000	2,553,675
10.0%, 7/15/2014		905,000	1,072,425
Stater Bros. Holdings, Inc., 144A, 7.375%, 11/15/2018		330,000	343,613
SUPERVALU, Inc., 8.0%, 5/1/2016 (c)		350,000	363,562
Tops Holding Corp., 10.125%, 10/15/2015		610,000	655,750
TreeHouse Foods, Inc., 7.75%, 3/1/2018		255,000	274,444
US Foodservice:
144A, 10.25%, 6/30/2015 (PIK)		595,000	629,212
144A, 10.25%, 6/30/2015		360,000	380,700
			18,171,130
Energy 11.1%
Allis-Chalmers Energy, Inc., 9.0%, 1/15/2014		570,000	582,113
Arch Coal, Inc., 7.25%, 10/1/2020		200,000	215,750
Berry Petroleum Co.:
6.75%, 11/1/2020		210,000	217,875
10.25%, 6/1/2014		670,000	778,875
Bill Barrett Corp., 9.875%, 7/15/2016		500,000	568,750
BreitBurn Energy Partners LP, 8.625%, 10/15/2020		550,000	585,750
Bristow Group, Inc., 7.5%, 9/15/2017		785,000	828,175
Calumet Specialty Products Partners LP, 144A, 9.375%, 5/1/2019		250,000	261,250
Celanese US Holdings LLC, 6.625%, 10/15/2018		360,000	378,900
Chaparral Energy, Inc., 144A, 8.25%, 9/1/2021		1,185,000	1,253,137
Chesapeake Energy Corp.:
6.875%, 11/15/2020		180,000	196,200
7.25%, 12/15/2018		740,000	832,500
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		1,050,000	1,236,375
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		240,000	262,800
8.5%, 12/15/2019		245,000	272,563
CONSOL Energy, Inc.:
144A, 6.375%, 3/1/2021		160,000	160,800
8.0%, 4/1/2017		1,175,000	1,298,375
8.25%, 4/1/2020		630,000	702,450
Continental Resources, Inc.:
7.125%, 4/1/2021		320,000	340,000
8.25%, 10/1/2019		180,000	199,800
Crestwood Midstream Partners LP, 144A, 7.75%, 4/1/2019		1,690,000	1,706,900
Crosstex Energy LP, 8.875%, 2/15/2018		595,000	650,037
Dresser-Rand Group, Inc., 144A, 6.5%, 5/1/2021		750,000	770,625
Energy Transfer Equity LP, 7.5%, 10/15/2020		390,000	427,050
Frontier Oil Corp.:
6.875%, 11/15/2018		115,000	120,175
8.5%, 9/15/2016		435,000	471,975
Genesis Energy LP, 144A, 7.875%, 12/15/2018		660,000	669,900
Global Geophysical Services, Inc., 10.5%, 5/1/2017		1,340,000	1,450,550
Harvest Operations Corp., 144A, 6.875%, 10/1/2017		255,000	266,794
Holly Corp., 9.875%, 6/15/2017		905,000	1,020,387
Holly Energy Partners LP, 144A, 8.25%, 3/15/2018		590,000	631,300
Linn Energy LLC:
144A, 7.75%, 2/1/2021		640,000	685,600
8.625%, 4/15/2020		550,000	607,750
MEG Energy Corp., 144A, 6.5%, 3/15/2021		425,000	436,156
Murray Energy Corp., 144A, 10.25%, 10/15/2015		455,000	489,125
Newfield Exploration Co., 7.125%, 5/15/2018		2,155,000	2,305,850
Niska Gas Storage US LLC, 8.875%, 3/15/2018		570,000	617,738
Oasis Petroleum, Inc., 144A, 7.25%, 2/1/2019		800,000	808,000
Offshore Group Investments Ltd., 11.5%, 8/1/2015		495,000	552,544
OPTI Canada, Inc., 7.875%, 12/15/2014		1,310,000	694,300
Petrohawk Energy Corp.:
7.25%, 8/15/2018		505,000	536,563
144A, 7.25%, 8/15/2018		765,000	812,812
7.875%, 6/1/2015		350,000	371,000
10.5%, 8/1/2014		395,000	452,769
Plains Exploration & Production Co.:
7.0%, 3/15/2017		590,000	610,650
7.625%, 6/1/2018		1,180,000	1,265,550
8.625%, 10/15/2019		470,000	523,463
Quicksilver Resources, Inc., 11.75%, 1/1/2016		915,000	1,070,550
Range Resources Corp., 6.75%, 8/1/2020		190,000	203,300
Regency Energy Partners LP:
6.875%, 12/1/2018		380,000	405,650
9.375%, 6/1/2016		1,215,000	1,382,062
Sabine Pass LNG LP:
7.25%, 11/30/2013		1,595,000	1,646,837
7.5%, 11/30/2016		695,000	722,800
SandRidge Energy, Inc., 144A, 7.5%, 3/15/2021		535,000	563,088
SESI LLC, 144A, 6.375%, 5/1/2019		425,000	429,250
Southwestern Energy Co., 7.5%, 2/1/2018		480,000	545,400
Stone Energy Corp.:
6.75%, 12/15/2014		1,125,000	1,122,187
8.625%, 2/1/2017		180,000	188,100
Venoco, Inc., 144A, 8.875%, 2/15/2019		1,060,000	1,063,975
Xinergy Corp., 144A, 9.25%, 5/15/2019 (b)		605,000	605,000
			41,076,200
Financials 14.6%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017		1,415,000	1,436,225
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		1,475,000	1,373,594
Ally Financial, Inc., 144A, 6.25%, 12/1/2017		1,015,000	1,058,137
Antero Resources Finance Corp., 9.375%, 12/1/2017		520,000	570,700
Ardagh Packaging Finance PLC:
144A, 7.375%, 10/15/2017		395,000	424,131
144A, 7.375%, 10/15/2017	EUR	250,000	382,322
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		917,800	552,975
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/15/2016		1,047,200	1,068,144
Bumble Bee Acquisiton Corp., 144A, 9.0%, 12/15/2017		1,705,000	1,785,987
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		920,000	1,007,400
CDW LLC, 144A, 8.5%, 4/1/2019 (b)		1,090,000	1,098,175
Chinos Acquisition Corp., 144A, 8.125%, 3/1/2019 (c)		750,000	742,500
CIT Group, Inc.:
7.0%, 5/1/2015		1,116,245	1,131,593
7.0%, 5/1/2017		2,815,000	2,837,872
CPI International Acquisition, Inc., 144A, 8.0%, 2/15/2018		475,000	477,375
Dunkin Finance Corp., 144A, 9.625%, 12/1/2018		342,000	348,840
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		725,000	801,125
E*TRADE Financial Corp.:
7.375%, 9/15/2013		2,545,000	2,564,087
12.5%, 11/30/2017 (PIK)		1,020,000	1,217,625
Eaton Vance Corp., CDO II, Series C-X, 13.68%, 7/15/2012*		4,218,178	0
Elster Finance BV, 144A, 6.25%, 4/15/2018	EUR	630,000	942,391
Express LLC, 8.75%, 3/1/2018		490,000	535,938
FelCor Escrow Holdings LLC, (REIT), 144A, 6.75%, 6/1/2019 (b)		725,000	726,812
Ford Motor Credit Co., LLC, 6.625%, 8/15/2017		640,000	704,737
Fresenius US Finance II, Inc., 144A, 9.0%, 7/15/2015		345,000	395,456
Giraffe Acquisition Corp., 144A, 9.125%, 12/1/2018 (c)		605,000	592,900
Hellas Telecommunications Finance SCA, 144A, 8.985%**, 7/15/2015 (PIK)*	EUR	513,190	456
Hexion US Finance Corp., 8.875%, 2/1/2018		4,475,000	4,855,375
Inmarsat Finance PLC, 144A, 7.375%, 12/1/2017		505,000	534,038
International Lease Finance Corp.:
144A, 8.75%, 3/15/2017		1,850,000	2,081,250
144A, Step-down Coupon, 8.875% to 5/4/2011, 8.625% to 9/15/2015		415,000	456,500
iPayment, Inc., 9.75%, 5/15/2014		645,000	658,706
MPT Operating Partnership LP, (REIT), 144A, 6.875%, 5/1/2021		525,000	527,625
National Money Mart Co., 10.375%, 12/15/2016		1,320,000	1,471,800
Navios Maritime Acquisition Corp., 8.625%, 11/1/2017		275,000	285,313
Nielsen Finance LLC:
144A, 7.75%, 10/15/2018		275,000	296,313
11.5%, 5/1/2016		166,000	196,295
NII Capital Corp., 7.625%, 4/1/2021		610,000	645,075
Nuveen Investments, Inc.:
10.5%, 11/15/2015		1,380,000	1,436,925
144A, 10.5%, 11/15/2015		960,000	994,800
OMEGA Healthcare Investors, Inc., (REIT), 144A, 6.75%, 10/15/2022		555,000	564,019
Pinafore LLC, 144A, 9.0%, 10/1/2018		420,000	458,850
Pinnacle Foods Finance LLC:
8.25%, 9/1/2017		760,000	803,700
9.25%, 4/1/2015		1,160,000	1,212,200
Reynolds Group Issuer, Inc.:
144A, 6.875%, 2/15/2021		1,000,000	1,031,250
144A, 7.125%, 4/15/2019		885,000	922,612
144A, 7.75%, 10/15/2016		910,000	964,600
144A, 8.25%, 2/15/2021		410,000	416,663
144A, 8.5%, 5/15/2018		1,075,000	1,107,250
144A, 9.0%, 4/15/2019		1,075,000	1,132,781
SLM Corp., 8.0%, 3/25/2020		590,000	653,323
Susser Holdings LLC, 8.5%, 5/15/2016		305,000	330,163
Toys "R" Us Property Co. I, LLC, 10.75%, 7/15/2017		640,000	725,600
Tropicana Entertainment LLC, 9.625%, 12/15/2014*		1,790,000	895
Uncle Acquisition 2010 Corp., 144A, 8.625%, 2/15/2019		220,000	233,750
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		335,000	329,556
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		2,885,000	3,306,931
WMG Acquisition Corp., 9.5%, 6/15/2016		615,000	654,975
			54,066,630
Health Care 1.6%
Aviv Healthcare Properties LP, 144A, 7.75%, 2/15/2019		430,000	453,650
HCA Holdings, Inc., 144A, 7.75%, 5/15/2021 (c)		1,100,000	1,149,500
Mylan, Inc., 144A, 7.875%, 7/15/2020		175,000	193,375
STHI Holding Corp., 144A, 8.0%, 3/15/2018		625,000	642,187
Valeant Pharmaceuticals International:
144A, 6.75%, 10/1/2017		445,000	442,775
144A, 7.0%, 10/1/2020		700,000	687,750
Vanguard Health Holding Co. II, LLC:
8.0%, 2/1/2018		565,000	590,425
144A, 8.0%, 2/1/2018		515,000	536,888
Vanguard Health Systems, Inc., 144A, Zero Coupon, 2/1/2016		895,000	579,512
Warner Chilcott Co., LLC, 144A, 7.75%, 9/15/2018		765,000	806,119
			6,082,181
Industrials 10.4%
Accuride Corp., 9.5%, 8/1/2018		730,000	813,950
Actuant Corp., 6.875%, 6/15/2017		450,000	464,063
Aguila 3 SA, 144A, 7.875%, 1/31/2018		570,000	582,825
American Airlines, Inc., 144A, 7.5%, 3/15/2016		870,000	854,775
AMGH Merger Sub, Inc., 144A, 9.25%, 11/1/2018		350,000	377,125
ARAMARK Corp., 8.5%, 2/1/2015		930,000	970,687
ARAMARK Holdings Corp., 144A, 8.625%, 5/1/2016 (PIK)		195,000	200,363
Armored Autogroup, Inc., 144A, 9.25%, 11/1/2018		1,110,000	1,137,750
BE Aerospace, Inc.:
6.875%, 10/1/2020		380,000	399,950
8.5%, 7/1/2018		1,195,000	1,332,425
Belden, Inc.:
7.0%, 3/15/2017		585,000	604,012
9.25%, 6/15/2019		545,000	609,037
Boart Longyear Management Pty, 144A, 7.0%, 4/1/2021		350,000	362,250
Briggs & Stratton Corp., 6.875%, 12/15/2020		370,000	393,125
Casella Waste Systems, Inc., 144A, 7.75%, 2/15/2019		770,000	787,325
Cenveo Corp.:
8.875%, 2/1/2018		1,110,000	1,115,550
144A, 10.5%, 8/15/2016		580,000	588,700
CHC Helicopter SA, 144A, 9.25%, 10/15/2020		1,640,000	1,607,200
Clean Harbors, Inc., 7.625%, 8/15/2016		346,000	370,220
Congoleum Corp., 9.0%, 12/31/2017 (PIK)		392,040	274,428
Corrections Corp. of America, 7.75%, 6/1/2017		245,000	268,275
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		162,000	173,745
Deluxe Corp., 144A, 7.0%, 3/15/2019		320,000	322,400
DynCorp International, Inc., 144A, 10.375%, 7/1/2017		885,000	946,950
Florida East Coast Railway Corp., 144A, 8.125%, 2/1/2017		410,000	434,600
FTI Consulting, Inc., 144A, 6.75%, 10/1/2020		360,000	367,200
Garda World Security Corp., 144A, 9.75%, 3/15/2017		670,000	718,575
H&E Equipment Services, Inc., 8.375%, 7/15/2016		1,120,000	1,163,400
Huntington Ingalls Industries, Inc.:
144A, 6.875%, 3/15/2018		320,000	336,800
144A, 7.125%, 3/15/2021		105,000	110,513
Interline Brands, Inc., 7.0%, 11/15/2018		535,000	551,050
K. Hovnanian Enterprises, Inc., 10.625%, 10/15/2016		605,000	644,325
Kansas City Southern de Mexico SA de CV, 8.0%, 2/1/2018		1,195,000	1,323,462
Meritor, Inc.:
8.125%, 9/15/2015 (c)		560,000	590,800
10.625%, 3/15/2018		630,000	713,475
Navios Maritime Holdings, Inc.:
144A, 8.125%, 2/15/2019		1,395,000	1,408,950
8.875%, 11/1/2017		350,000	378,438
Navios South American Logisitcs, Inc., 144A, 9.25%, 4/15/2019 (c)		540,000	550,800
Nortek, Inc., 144A, 8.5%, 4/15/2021		1,305,000	1,301,737
Oshkosh Corp.:
8.25%, 3/1/2017		130,000	143,488
8.5%, 3/1/2020		255,000	284,325
Ply Gem Industries, Inc.:
144A, 8.25%, 2/15/2018		505,000	518,888
13.125%, 7/15/2014		980,000	1,080,450
RailAmerica, Inc., 9.25%, 7/1/2017		484,000	538,450
RBS Global & Rexnord Corp.:
8.5%, 5/1/2018		1,215,000	1,318,275
11.75%, 8/1/2016		195,000	209,138
Rearden G Holdings EINS GmbH, 144A, 7.875%, 3/30/2020		240,000	260,400
Sitel LLC, 11.5%, 4/1/2018		995,000	937,787
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020		400,000	410,000
7.5%, 10/1/2017		365,000	396,025
SPX Corp., 144A, 6.875%, 9/1/2017		230,000	246,100
Titan International, Inc., 144A, 7.875%, 10/1/2017		1,720,000	1,849,000
TransDigm, Inc., 144A, 7.75%, 12/15/2018		680,000	732,700
Triumph Group, Inc., 8.0%, 11/15/2017		120,000	128,100
Tutor Perini Corp., 144A, 7.625%, 11/1/2018		595,000	606,900
United Rentals North America, Inc.:
9.25%, 12/15/2019		1,415,000	1,598,950
10.875%, 6/15/2016		680,000	791,350
USG Corp., 144A, 9.75%, 8/1/2014		360,000	392,400
			38,593,981
Information Technology 6.2%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		914,000	831,740
Allen Systems Group, Inc., 144A, 10.5%, 11/15/2016		385,000	394,625
Amkor Technology, Inc., 7.375%, 5/1/2018 (c)		430,000	451,500
Aspect Software, Inc., 144A, 10.625%, 5/15/2017		630,000	672,525
Avaya, Inc., 144A, 7.0%, 4/1/2019		1,515,000	1,499,850
CDW LLC, 11.0%, 10/12/2015		1,071,000	1,166,051
CommScope, Inc., 144A, 8.25%, 1/15/2019		875,000	920,937
eAccess Ltd., 144A, 8.25%, 4/1/2018		610,000	618,388
Equinix, Inc., 8.125%, 3/1/2018		1,510,000	1,634,575
Fidelity National Information Services, Inc.:
7.625%, 7/15/2017		180,000	197,100
7.875%, 7/15/2020		240,000	265,200
First Data Corp.:
144A, 7.375%, 6/15/2019		315,000	320,906
144A, 8.25%, 1/15/2021		2,440,000	2,427,800
144A, 8.875%, 8/15/2020		885,000	969,075
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		2,755,000	3,058,050
InterXion Holding NV, 144A, 9.5%, 2/12/2017	EUR	385,000	630,118
Jabil Circuit, Inc., 7.75%, 7/15/2016		235,000	266,725
MasTec, Inc., 7.625%, 2/1/2017		805,000	823,113
MEMC Electronic Materials, Inc., 144A, 7.75%, 4/1/2019		430,000	446,663
Sanmina-SCI Corp., 144A, 7.0%, 5/15/2019 (b)		740,000	738,150
SunGard Data Systems, Inc.:
144A, 7.375%, 11/15/2018		250,000	258,125
10.25%, 8/15/2015		2,920,000	3,066,000
10.625%, 5/15/2015		605,000	665,500
Vangent, Inc., 9.625%, 2/15/2015		455,000	457,844
			22,780,560
Materials 10.4%
Aleris International, Inc., 144A, 7.625%, 2/15/2018		410,000	420,250
APERAM:
144A, 7.375%, 4/1/2016		400,000	412,000
144A, 7.75%, 4/1/2018		475,000	492,219
Appleton Papers, Inc., 11.25%, 12/15/2015		328,000	328,820
Berry Plastics Corp.:
8.25%, 11/15/2015		1,090,000	1,160,850
9.5%, 5/15/2018		670,000	674,188
144A, 9.75%, 1/15/2021		835,000	838,131
Boise Paper Holdings LLC, 8.0%, 4/1/2020		305,000	330,925
BWAY Parent Co., Inc., 144A, 10.125%, 11/1/2015 (PIK)		415,000	427,450
Calcipar SA, 144A, 6.875%, 5/1/2018		455,000	466,375
China Lumena New Materials Corp., 144A, 12.0%, 10/27/2014		1,865,000	1,913,956
Clearwater Paper Corp., 144A, 7.125%, 11/1/2018		715,000	743,600
Compass Minerals International, Inc., 8.0%, 6/1/2019		670,000	730,300
Crown European Holdings SA, 144A, 7.125%, 8/15/2018	EUR	230,000	352,588
Domtar Corp., 10.75%, 6/1/2017		605,000	765,325
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		2,535,000	2,535,000
Exopack Holding Corp., 11.25%, 2/1/2014		1,255,000	1,295,787
FMG Resources (August 2006) Pty Ltd., 144A, 7.0%, 11/1/2015		250,000	263,750
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		1,281,636	1,166,289
10.0%, 3/31/2015		1,260,800	1,185,152
Graham Packaging Co., LP, 8.25%, 10/1/2018		245,000	267,663
Graphic Packaging International, Inc.:
7.875%, 10/1/2018		130,000	141,538
9.5%, 6/15/2017		1,315,000	1,472,800
Greif, Inc., 7.75%, 8/1/2019		190,000	208,525
Hexcel Corp., 6.75%, 2/1/2015		253,000	259,325
Huntsman International LLC:
8.625%, 3/15/2020		630,000	708,750
144A, 8.625%, 3/15/2021		255,000	286,238
Ineos Finance PLC:
144A, 9.0%, 5/15/2015		555,000	607,725
144A, 9.25%, 5/15/2015	EUR	205,000	328,686
JMC Steel Group, 144A, 8.25%, 3/15/2018		620,000	649,450
Koppers, Inc., 7.875%, 12/1/2019		725,000	790,250
Lyondell Chemical Co., 144A, 8.0%, 11/1/2017		460,000	512,900
Momentive Performance Materials, Inc.:
144A, 9.0%, 1/15/2021		1,455,000	1,567,762
144A, 9.5%, 1/15/2021	EUR	705,000	1,109,474
Nalco Co., 144A, 6.625%, 1/15/2019		455,000	468,650
NewMarket Corp., 7.125%, 12/15/2016		1,390,000	1,454,287
Novelis, Inc.:
8.375%, 12/15/2017		1,450,000	1,602,250
8.75%, 12/15/2020		855,000	955,462
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	235,000	351,986
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		960,000	994,800
Phibro Animal Health Corp., 144A, 9.25%, 7/1/2018		125,000	135,000
Polymer Group, Inc., 144A, 7.75%, 2/1/2019		545,000	566,800
Radnor Holdings Corp., 11.0%, 3/15/2010*		290,000	29
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		510,000	535,500
Silgan Holdings, Inc., 7.25%, 8/15/2016		675,000	726,469
Solo Cup Co., 10.5%, 11/1/2013		1,090,000	1,134,962
Texas Industries, Inc., 9.25%, 8/15/2020		835,000	899,712
United States Steel Corp., 7.375%, 4/1/2020		850,000	896,750
Verso Paper Holdings LLC, 144A, 8.75%, 2/1/2019		240,000	247,800
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		1,575,000	1,693,125
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)*		1,056,476	390,896
			38,468,519
Telecommunication Services 10.4%
Buccaneer Merger Sub, Inc., 144A, 9.125%, 1/15/2019		245,000	262,763
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		1,820,000	1,847,300
8.375%, 10/15/2020		1,875,000	1,879,687
8.75%, 3/15/2018		695,000	667,200
Clearwire Communications LLC:
144A, 12.0%, 12/1/2015		1,785,000	1,939,300
144A, 12.0%, 12/1/2017		360,000	389,700
Cricket Communications, Inc.:
7.75%, 10/15/2020 (c)		3,270,000	3,339,487
10.0%, 7/15/2015		465,000	511,500
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		890,000	1,014,600
Digicel Ltd., 144A, 8.25%, 9/1/2017		2,840,000	3,010,400
ERC Ireland Preferred Equity Ltd., 144A, 8.093%**, 2/15/2017 (PIK)	EUR	834,217	16,235
Frontier Communications Corp.:
7.875%, 4/15/2015		115,000	124,488
8.25%, 4/15/2017		705,000	764,044
8.5%, 4/15/2020		940,000	1,018,725
8.75%, 4/15/2022		120,000	129,900
Hughes Network Systems LLC, 9.5%, 4/15/2014		1,020,000	1,050,600
Intelsat Jackson Holdings SA:
144A, 7.25%, 10/15/2020		1,275,000	1,284,563
144A, 7.5%, 4/1/2021		1,590,000	1,613,850
8.5%, 11/1/2019		260,000	281,450
11.25%, 6/15/2016		670,000	711,875
Intelsat Luxembourg SA:
11.25%, 2/4/2017		1,205,000	1,314,956
11.5%, 2/4/2017 (PIK)		3,135,000	3,432,825
144A, 11.5%, 2/4/2017 (PIK)		820,000	897,900
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		1,105,000	1,106,381
7.875%, 9/1/2018		760,000	818,900
Pacnet Ltd., 144A, 9.25%, 11/9/2015		410,000	417,175
Sprint Nextel Corp., 8.375%, 8/15/2017		1,250,000	1,401,562
Telesat Canada, 11.0%, 11/1/2015		2,515,000	2,797,937
West Corp.:
144A, 7.875%, 1/15/2019		515,000	530,450
144A, 8.625%, 10/1/2018		135,000	143,100
Windstream Corp.:
7.0%, 3/15/2019		690,000	703,800
144A, 7.5%, 4/1/2023		605,000	614,075
144A, 7.75%, 10/15/2020		325,000	344,500
7.875%, 11/1/2017		1,450,000	1,566,000
8.125%, 9/1/2018		605,000	651,888
			38,599,116
Utilities 3.5%
AES Corp.:
8.0%, 10/15/2017		595,000	647,063
8.0%, 6/1/2020		855,000	936,225
Calpine Corp.:
144A, 7.5%, 2/15/2021		885,000	935,887
144A, 7.875%, 7/31/2020		1,010,000	1,088,275
Edison Mission Energy, 7.0%, 5/15/2017		2,975,000	2,357,687
Energy Future Holdings Corp., Series P, 5.55%, 11/15/2014 (c)		360,000	315,000
Ferrellgas LP, 144A, 6.5%, 5/1/2021		220,000	215,600
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		535,000	583,150
NRG Energy, Inc.:
7.375%, 1/15/2017		3,265,000	3,416,006
144A, 7.625%, 1/15/2018		920,000	966,000
8.25%, 9/1/2020		885,000	931,463
Texas Competitive Electric Holdings Co., LLC:
Series A, 10.25%, 11/1/2015		505,000	325,725
144A, 11.5%, 10/1/2020		325,000	333,938
			13,052,019
Total Corporate Bonds (Cost $325,697,649)			338,134,180

Loan Participations and Assignments 1.9%
Senior Loans** 1.8%
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/1/2010*		700,000	0
Buffets, Inc., Letter of Credit, First Lien, 7.557%, 4/22/2015		127,463	102,608
Charter Communications Operating LLC, Term Loan, 7.25%, 3/6/2014		771,891	785,882
Clear Channel Communications, Inc., Term Loan B, 3.861%, 1/28/2016		1,070,068	954,372
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, 2.211%, 3/26/2014		1,594,153	1,408,171
Letter of Credit, 2.307%, 3/26/2014		98,579	87,078
Term Loan, 10.5%, 3/26/2014		500,703	510,178
IASIS Healthcare LLC, Term Loan, 5.461%, 6/13/2014 (PIK)		1,149,063	1,160,311
Roundy's Supermarkets, Inc., Second Lien Term Loan, 10.0%, 4/18/2016		620,000	629,690
Tribune Co., Term Loan B, LIBOR plus 3.0%, 6/4/2014*		1,665,875	1,164,955
			6,803,245
Sovereign Loans 0.1%
VIP Finance Ireland Ltd., 144A, 6.493%, 2/2/2016		200,000	208,000
Total Loan Participations and Assignments (Cost $7,701,018)			7,011,245

Preferred Security 0.3%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $739,235)		1,279,000	1,095,144

	Units	Value ($)

Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (Cost $43,000)	43	43,000

	Shares	Value ($)

Common Stocks 5.5%
Consumer Discretionary 1.3%
Ameristar Casinos, Inc. (c)	20,700	412,965
Asbury Automotive Group, Inc.*	20,300	351,190
AutoNation, Inc.* (c)	5,800	196,678
Buffets Restaurants Holdings, Inc.*	24,283	97,132
Cablevision Systems Corp. (New York Group) "A"	22,600	796,198
Dex One Corp.*	6,228	26,158
Expedia, Inc.	27,120	678,814
Ford Motor Co.*	8,000	123,760
JC Penney Co., Inc.	8,185	314,713
Lamar Advertising Co. "A"*	12,800	416,256
Macy's, Inc.	11,265	269,346
Orbitz Worldwide, Inc.*	50,750	162,400
Phillips-Van Heusen Corp.	7,518	529,342
Sonic Automotive, Inc. "A" (c)	8,900	125,490
SuperMedia, Inc.*	1,160	5,962
Trump Entertainment Resorts, Inc.*	72	1,313
Vertis Holdings, Inc.*	839	14,884
Virgin Media, Inc.	14,000	423,640
		4,946,241
Energy 1.6%
Brigham Exploration Co.*	11,620	389,619
Continental Resources, Inc.*	6,000	412,080
El Paso Corp.	30,000	582,300
EXCO Resources, Inc.	23,600	494,420
Frontier Oil Corp.	12,900	360,426
Kinder Morgan, Inc.	5,000	142,900
Oasis Petroleum, Inc.*	11,950	367,223
Petrohawk Energy Corp.*	19,500	526,695
Range Resources Corp.	15,000	846,750
Regency Energy Partners LP (c)	13,770	382,255
Tesoro Corp.*	14,500	393,240
Whiting Petroleum Corp.*	3,050	211,975
Williams Companies, Inc.	27,335	906,702
		6,016,585
Industrials 0.9%
BE Aerospace, Inc.*	10,860	419,087
Congoleum Corp.*	1,188,000	1
General Cable Corp.*	3,700	179,450
Hexcel Corp.*	24,555	528,669
Kansas City Southern*	26,350	1,531,199
Navios Maritime Acquisition Corp.	92,938	370,823
Quad Graphics, Inc.*	873	34,972
TransDigm Group, Inc.*	3,000	249,900
		3,314,101
Materials 1.4%
Celanese Corp. "A"	8,700	434,304
Crown Holdings, Inc.*	36,000	1,346,400
Freeport-McMoRan Copper & Gold, Inc.	18,000	990,540
GEO Specialty Chemicals, Inc.*	18,710	15,903
GEO Specialty Chemicals, Inc. 144A*	1,703	1,448
Huntsman Corp.	20,000	417,000
Koppers Holdings, Inc.	4,500	205,785
LyondellBasell Industries NV "A"*	23,334	1,038,363
Rockwood Holdings, Inc.*	8,150	462,431
Verso Paper Corp.*	45,000	211,950
		5,124,124
Utilities 0.3%
AES Corp.*	21,000	278,040
GenOn Energy, Inc.*	73,015	286,949
NRG Energy, Inc.*	18,500	447,700
		1,012,689
Total Common Stocks (Cost $18,662,473)		20,413,740

Preferred Stocks 0.7%
Financials
Ally Financial, Inc., Series G, 144A, 7.0%	1,120	1,041,880
Ally Financial, Inc., Series A, 8.5%	33,375	873,841
GMAC Capital Trust I, Series 2, 8.125%	33,000	856,680
Total Preferred Stocks (Cost $2,681,193)		2,772,401

Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	1,593	48
Materials 0.0%
Hercules Trust II, Expiration Date 3/31/2029*	1,219	7,948
Total Warrants (Cost $239,283)		7,996

Securities Lending Collateral 3.0%
Daily Assets Fund Institutional, 0.18% (d) (e) (Cost $11,043,987)	11,043,987	11,043,987

Cash Equivalents 0.0%
Central Cash Management Fund, 0.14% (d) (Cost $10,650)	10,650	10,650

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $366,818,488)+	102.7	380,532,343
Other Assets and Liabilities, Net	(2.7)	(10,079,674)
Net Assets	100.0	370,452,669

The following table represents bonds and senior loans that are in default:
Securities	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/1/2010	700,000	USD	708,969	0
CanWest LP*	9.25%	8/1/2015	575,000	USD	575,000	97,750
Eaton Vance Corp., CDO II*	13.68%	7/15/2012	4,218,178	USD	2,037,287	0
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	735,000	USD	737,588	382
Hellas Telecommunications Finance SCA*	8.985%	7/15/2015	513,190	EUR	146,073	456
Radnor Holdings Corp.*	11.0%	3/15/2010	290,000	USD	186,538	29
Tribune Co.*	LIBOR plus 3.0%	6/4/2014	1,665,875	USD	1,348,928	1,164,955
Tropicana Entertainment LLC*	9.625%	12/15/2014	1,790,000	USD	1,346,099	895
Wolverine Tube, Inc.*	15.0%	3/31/2012	1,056,476	USD	1,056,476	390,896
					8,142,958	1,655,363

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

** These securities are shown at their current rate as of April 30, 2011. Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

+ The cost for federal income tax purposes was $367,131,080. At April 30, 2011, net unrealized appreciation for all securities based on tax cost was $13,401,263. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $27,505,365 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $14,104,102.

(a) Principal amount stated in US dollars unless otherwise noted.

(b) When-issued security.

(c) All or a portion of these securities were on loan amounting to $9,904,424. In addition, included in other assets and liabilities, net is a pending sale, amounting to $822,500, that is also on loan (see Notes to Financial Statements). The value of all securities loaned at April 30, 2011 amounted to $10,726,924, which is 2.9% of net assets.

(d) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(e) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation

LIBOR: London InterBank Offered Rate

PIK: Denotes that all or a portion of the income is paid in kind.

REIT: Real Estate Investment Trust

At April 30, 2011, open credit default swap contracts sold were as follows:
Effective/ Expiration Date	Notional Amount ($)(f)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (g)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)
6/21/2010 9/20/2013	1,320,000	1	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B+	128,401	(37,950)	166,351
6/21/2010 9/20/2013	280,000	1	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B+	27,236	(8,050)	35,286
6/21/2010 9/20/2013	720,000	1	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B+	70,037	(25,200)	95,237
6/21/2010 9/20/2013	720,000	2	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B+	70,036	8,825	61,211
6/21/2010 9/20/2015	325,000	3	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B+	38,619	(30,875)	69,494
6/21/2010 9/20/2015	385,000	4	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B+	45,749	(34,650)	80,399
6/21/2010 9/20/2015	215,000	4	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B+	25,547	(17,200)	42,747
6/21/2010 9/20/2015	200,000	1	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B+	23,766	(13,791)	37,557
6/21/2010 9/20/2015	1,020,000	5	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B+	121,202	(18,183)	139,385
12/20/2010 3/20/2016	1,830,000	1	5.0%	Sprint Nextel Corp., 6.0%, 12/1/2016, B+	173,938	158,202	15,736
Total unrealized appreciation							743,403

(f) The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(g) The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:

1 The Goldman Sachs & Co.

2 Citigroup, Inc.

3 JPMorgan Chase Securities, Inc.

4 Credit Suisse

5 Bank of America

As of April 30, 2011, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	4,585,638	EUR	3,130,000	5/16/2011	48,258	JPMorgan Chase Securities, Inc.

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	7,987,900	USD	11,570,633	5/16/2011	(255,276)	Citigroup, Inc.
EUR	631,075	USD	909,882	5/16/2011	(24,411)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(279,687)

Currency Abbreviations
EUR Euro USD United States Dollar

For information on the Fund's policy and additional disclosures regarding credit default swap contracts and forward foreign currency exchange contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (h)
Corporate Bonds	$—	$335,684,960	$2,449,220	$338,134,180
Loan Participations and Assignments	—	7,011,245	0	7,011,245
Preferred Security	—	1,095,144	—	1,095,144
Other Investments	—	—	43,000	43,000
Common Stocks (h)	20,380,191	—	33,549	20,413,740
Preferred Stocks	1,730,521	1,041,880	—	2,772,401
Warrants (h)	—	—	7,996	7,996
Short-Term Investments	11,054,637	—	—	11,054,637
Derivatives (i)	$—	$791,661	$—	$791,661
Total	$33,165,349	$345,624,890	$2,533,765	$381,324,004
Liabilities
Derivatives (i)	$—	$(279,687)	$—	$(279,687)
Total	$—	$(279,687)	$—	$(279,687)

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended April 30, 2011.

(h) See Investment Portfolio for additional detailed categorizations.

(i) Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contacts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:
	Corporate Bonds		Loan Participations and Assignments	Other Investments
Balance as of October 31, 2010	$3,994,109		$0	$43,000
Realized gain (loss)	(3,023,576)		—	—
Change in unrealized appreciation (depreciation)	3,129,714		0	0
Amortization premium/discount	(68,345)		—	—
Net purchases (sales)	0		—	—
Transfers into of Level 3	—		—	—
Transfers (out) of Level 3	(1,582,682	) (j)	—	—
Balance as of April 30, 2011	$2,449,220		$0	$43,000
Net change in unrealized appreciation (depreciation) from investments still held at April 30, 2011	$30,065		$0	$0

	Common Stocks	Warrants	Total
Balance as of October 31, 2010	$18,663	$48	$4,055,820
Realized gain (loss)	—	—	(3,023,576)
Change in unrealized appreciation (depreciation)	7,158	7,948	3,144,820
Amortization premium/discount	—	—	(68,345)
Net purchases (sales)	7,728	—	7,728
Transfers into of Level 3	—	—	—
Transfers (out) of Level 3	—	—	(1,582,682)
Balance as of April 30, 2011	$33,549	$7,996	$2,533,765
Net change in unrealized appreciation (depreciation) from investments still held at April 30, 2011	$7,158	$7,948	$45,171

Transfers between price levels are recognized at the beginning of the reporting period.

(j) The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2011 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $355,763,851) — including $9,904,424 of securities loaned	$369,477,706
Investments in Daily Assets Fund Institutional (cost $11,043,987)*	11,043,987
Investment in Central Cash Management Fund (cost $10,650)	10,650
Total investments in securities, at value (cost $366,818,488)	380,532,343
Cash	8,306
Foreign currency, at value (cost $597,929)	597,857
Receivable for investments sold	2,628,774
Receivable for investments sold — when-issued securities	721,981
Receivable for Fund shares sold	291,382
Dividends receivable	17,118
Interest receivable	7,411,816
Unrealized appreciation on swap contracts	743,403
Unrealized appreciation on forward foreign currency exchange contracts	48,258
Upfront payments paid on swap contracts	167,027
Foreign taxes recoverable	10,853
Other assets	66,125
Total assets	393,245,243
Liabilities
Payable upon return of securities loaned	11,043,987
Payable for investments purchased	2,851,263
Payable for investments purchased — when-issued securities	4,724,522
Line of credit loan payable	2,250,000
Payable for Fund shares redeemed	558,460
Unrealized depreciation on forward foreign currency exchange contracts	279,687
Upfront payments received on swap contracts	185,899
Distributions payable	375,296
Accrued management fee	141,004
Other accrued expenses and payables	382,456
Total liabilities	22,792,574
Net assets, at value	$370,452,669

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.
Statement of Assets and Liabilities as of April 30, 2011 (Unaudited) (continued)
Net Assets consist of
Undistributed net investment income	1,322,754
Net unrealized appreciation (depreciation) on: Investments	13,713,855
Swap contracts	743,403
Foreign currency	(221,297)
Accumulated net realized gain (loss)	(53,097,087)
Paid-in capital	407,991,041
Net assets, at value	$370,452,669
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($31,907,605 ÷ 4,506,665 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$7.08
Maximum offering price per share (100 ÷ 95.50 of $7.08)	$7.41
Class B Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($1,908,688 ÷ 270,227 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$7.06
Class C Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($11,661,151 ÷ 1,641,051 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$7.11
Class S Net Asset Value, offering and redemption price(a) per share ($292,154,606 ÷ 41,065,183 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$7.11
Institutional Class Net Asset Value, offering and redemption price(a) per share ($32,820,619 ÷ 4,649,591 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$7.06

(a) Redemption price per share for shares held less than 30 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended April 30, 2011 (Unaudited)
Investment Income
Income: Interest (net of foreign taxes withheld of $7,267)	$15,524,055
Dividends	94,417
Income distributions — Central Cash Management Fund	2,284
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	21,211
Total income	15,641,967
Expenses: Management fee	928,816
Administration fee	185,763
Services to shareholders	349,685
Distribution and service fees	101,472
Custodian fee	20,545
Professional fees	49,647
Reports to shareholders	24,929
Registration fees	25,217
Trustees' fees and expenses	8,380
Interest expense	3,834
Other	24,171
Total expenses	1,722,459
Net investment income (loss)	13,919,508
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	4,667,819
Swap contracts	81,504
Foreign currency	(267,936)
4,481,387
Change in net unrealized appreciation (depreciation) on: Investments	5,409,152
Swap contracts	123,992
Foreign currency	(288,261)
5,244,883
Net gain (loss)	9,726,270
Net increase (decrease) in net assets resulting from operations	$23,645,778

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
Operations: Net investment income (loss)	$13,919,508	$27,847,317
Net realized gain (loss)	4,481,387	5,704,549
Change in net unrealized appreciation (depreciation)	5,244,883	23,500,482
Net increase (decrease) in net assets resulting from operations	23,645,778	57,052,348
Distributions to shareholders from: Net investment income: Class A	(1,097,360)	(2,240,647)
Class B	(64,666)	(159,495)
Class C	(357,954)	(666,359)
Class S	(10,739,212)	(21,379,998)
Institutional Class	(1,536,249)	(3,400,824)
Net realized gains: Class A	(49,789)	—
Class B	(3,549)	—
Class C	(18,132)	—
Class S	(493,629)	—
Institutional Class	(69,952)	—
Total distributions	(14,430,492)	(27,847,323)
Fund share transactions: Proceeds from shares sold	38,488,964	80,156,269
Reinvestment of distributions	11,945,184	22,393,864
Payments for shares redeemed	(65,865,143)	(82,651,056)
Redemption fees	9,862	18,121
Net increase (decrease) in net assets from Fund share transactions	(15,421,133)	19,917,198
Increase from regulatory settlements (see Note I)	—	17,834
Increase (decrease) in net assets	(6,205,847)	49,140,057
Net assets at beginning of period	376,658,516	327,518,459
Net assets at end of period (including undistributed net investment income of $1,322,754 and $1,198,687, respectively)	$370,452,669	$376,658,516

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Class A Years Ended October 31,	2011	a	2010		2009		2008		2007		2006
Selected Per Share Data
Net asset value, beginning of period	$6.91		$6.36		$5.26		$7.50		$7.67		$7.58
Income (loss) from investment operations: Net investment income (loss)b	.25		.52		.50		.56		.59		.59
Net realized and unrealized gain (loss)	.18		.55		1.12		(2.22)		(.16)		.09
Total from investment operations	.43		1.07		1.62		(1.66)		.43		.68
Less distributions from: Net investment income	(.25)		(.52)		(.50)		(.58)		(.60)		(.59)
Net realized gains on investment transactions	(.01)		—		—		—		—		—
Return of capital	—		—		(.02)		—		—		—
Total distributions	(.26)		(.52)		(.52)		(.58)		(.60)		(.59)
Redemption fees	.00	***	.00	***	.00	***	.00	***	.00	***	.00	***
Net asset value, end of period	$7.08		$6.91		$6.36		$5.26		$7.50		$7.67
Total Return (%)c	6.39	**	17.48	d	32.63	d	(23.60	)d	5.67	d	9.38	d
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	32		30		27		19		28		29
Ratio of expenses before expense reductions (%)	1.08	*	1.10		1.10		1.11		1.06		1.07
Ratio of expenses after expense reductions (%)	1.08	*	1.04		.98		.98		.85		.89
Ratio of net investment income (%)	7.34	*	7.87		9.02		8.14		7.72		7.76
Portfolio turnover rate (%)	39	**	71		67		35		75		100
a For the six months ended April 30, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain operating expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class B Years Ended October 31,	2011	a	2010		2009		2008		2007		2006
Selected Per Share Data
Net asset value, beginning of period	$6.89		$6.34		$5.27		$7.51		$7.67		$7.58
Income (loss) from investment operations: Net investment income (loss)b	.23		.47		.46		.50		.53		.53
Net realized and unrealized gain (loss)	.17		.55		1.10		(2.22)		(.16)		.09
Total from investment operations	.40		1.02		1.56		(1.72)		.37		.62
Less distributions from: Net investment income	(.22)		(.47)		(.47)		(.52)		(.53)		(.53)
Net realized gains on investment transactions	(.01)		—		—		—		—		—
Return of capital	—		—		(.02)		—		—		—
Total distributions	(.23)		(.47)		(.49)		(.52)		(.53)		(.53)
Redemption fees	.00	***	.00	***	.00	***	.00	***	.00	***	.00	***
Net asset value, end of period	$7.06		$6.89		$6.34		$5.27		$7.51		$7.67
Total Return (%)c	5.96	**	16.61	d	31.47	d	(24.19	)d	4.90	d	8.48	d
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2		2		2		3		5		6
Ratio of expenses before expense reductions (%)	1.92	*	1.87		1.89		1.90		1.89		1.90
Ratio of expenses after expense reductions (%)	1.92	*	1.80		1.77		1.77		1.68		1.67
Ratio of net investment income (%)	6.50	*	7.11		8.23		7.35		6.89		6.98
Portfolio turnover rate (%)	39	**	71		67		35		75		100
a For the six months ended April 30, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain operating expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class C Years Ended October 31,	2011	a	2010		2009		2008		2007		2006
Selected Per Share Data
Net asset value, beginning of period	$6.93		$6.38		$5.27		$7.51		$7.67		$7.58
Income (loss) from investment operations: Net investment income (loss)b	.23		.47		.46		.51		.53		.53
Net realized and unrealized gain (loss)	.19		.55		1.12		(2.23)		(.16)		.09
Total from investment operations	.42		1.02		1.58		(1.72)		.37		.62
Less distributions from: Net investment income	(.23)		(.47)		(.45)		(.52)		(.53)		(.53)
Net realized gains on investment transactions	(.01)		—		—		—		—		—
Return of capital	—		—		(.02)		—		—		—
Total distributions	(.24)		(.47)		(.47)		(.52)		(.53)		(.53)
Redemption fees	.00	***	.00	***	.00	***	.00	***	.00	***	.00	***
Net asset value, end of period	$7.11		$6.93		$6.38		$5.27		$7.51		$7.67
Total Return (%)c	6.13	**	16.60	d	31.69	d	(24.19	)d	4.95	d	8.50	d
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	12		11		8		6		11		11
Ratio of expenses before expense reductions (%)	1.84	*	1.82		1.83		1.84		1.85		1.85
Ratio of expenses after expense reductions (%)	1.84	*	1.76		1.71		1.72		1.64		1.66
Ratio of net investment income (%)	6.58	*	7.15		8.29		7.41		6.93		6.99
Portfolio turnover rate (%)	39	**	71		67		35		75		100
a For the six months ended April 30, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain operating expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class S Years Ended October 31,	2011	a	2010		2009		2008		2007		2006
Selected Per Share Data
Net asset value, beginning of period	$6.94		$6.39		$5.28		$7.51		$7.67		$7.58
Income (loss) from investment operations: Net investment income (loss)b	.26		.53		.52		.57		.61		.61
Net realized and unrealized gain (loss)	.18		.55		1.11		(2.22)		(.16)		.09
Total from investment operations	.44		1.08		1.63		(1.65)		.45		.70
Less distributions from: Net investment income	(.26)		(.53)		(.50)		(.58)		(.61)		(.61)
Net realized gains on investment transactions	(.01)		—		—		—		—		—
Return of capital	—		—		(.02)		—		—		—
Total distributions	(.27)		(.53)		(.52)		(.58)		(.61)		(.61)
Redemption fees	.00	***	.00	***	.00	***	.00	***	.00	***	.00	***
Net asset value, end of period	$7.11		$6.94		$6.39		$5.28		$7.51		$7.67
Total Return (%)	6.48	**	17.60	c	32.79	c	(23.41	)c	5.94	c	9.62	c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	292		290		246		183		310		316
Ratio of expenses before expense reductions (%)	.90	*	.98		.82		.94		.91		.84
Ratio of expenses after expense reductions (%)	.90	*	.92		.70		.81		.70		.64
Ratio of net investment income (%)	7.52	*	7.98		9.30		8.31		7.87		8.01
Portfolio turnover rate (%)	39	**	71		67		35		75		100
a For the six months ended April 30, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return would have been lower had certain operating expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Institutional Class Years Ended October 31,	2011	a	2010		2009		2008		2007		2006
Selected Per Share Data
Net asset value, beginning of period	$6.88		$6.34		$5.26		$7.50		$7.67		$7.58
Income (loss) from investment operations: Net investment income (loss)b	.27		.54		.53		.58		.62		.62
Net realized and unrealized gain (loss)	.18		.54		1.10		(2.22)		(.17)		.09
Total from investment operations	.45		1.08		1.63		(1.64)		.45		.71
Less distributions from: Net investment income	(.26)		(.54)		(.53)		(.60)		(.62)		(.62)
Net realized gains on investment transactions	(.01)		—		—		—		—		—
Return of capital	—		—		(.02)		—		—		—
Total distributions	(.27)		(.54)		(.55)		(.60)		(.62)		(.62)
Redemption fees	.00	***	.00	***	.00	***	.00	***	.00	***	.00	***
Net asset value, end of period	$7.06		$6.88		$6.34		$5.26		$7.50		$7.67
Total Return (%)	6.75	**	17.78	c	33.12	c	(23.31	)c	6.03	c	9.74	c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	33		44		44		36		45		56
Ratio of expenses before expense reductions (%)	.72	*	.74		.72		.76		.78		.77
Ratio of expenses after expense reductions (%)	.72	*	.68		.60		.63		.54		.55
Ratio of net investment income (%)	7.70	*	8.23		9.41		8.50		8.03		8.10
Portfolio turnover rate (%)	39	**	71		67		35		75		100
a For the six months ended April 30, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS High Income Plus Fund (the "Fund") is a diversified series of DWS Income Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Fund is the successor to DWS High Income Plus Fund, a series of DWS Advisor Funds (the "Predecessor Fund"). On February 1, 2011, the Predecessor Fund transferred all of its assets and liabilities to DWS Income Trust, while retaining the same fund name. The transaction had no material effect on an investment in the Fund. All financial and other information contained herein for periods prior to February 1, 2011, is that of the Predecessor Fund.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge, but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Debt securities and senior loans are valued by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Senior Loans. Senior loans are portions of loans originated by banks and sold in pieces to investors. These US dollar-denominated fixed and floating rate loans ("Loans") in which the Fund invests, are arranged through private negotiations between the borrower and one or more financial institutions ("Lenders"). The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. All Senior Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At October 31, 2010, the Fund had a net tax basis capital loss carryforward of approximately $56,631,000, including $3,345,000 inherited from its merger with an affiliated fund in fiscal year 2005, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2011 ($3,345,000), October 31, 2014 ($3,659,000), October 31, 2016 ($24,621,000) and October 31, 2017 ($25,006,000), the respective expiration dates, whichever occurs first.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. Under the Act, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As a result of this ordering rule, pre-enactment capital loss carryforwards may expire unused, whereas under the previous rules these losses may have been utilized. This change is effective for fiscal years beginning after the date of enactment.

The Fund has reviewed the tax positions for the open tax years as of October 31, 2010 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared daily and distributed monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to securities sold at a loss, forward foreign currency commitments and swaps. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on all Fund share redeemed or exchanged within 30 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in-capital.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Credit Default Swap Contracts. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. For the six months ended April 30, 2011, the Fund bought or sold credit default swap contracts to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer, or to hedge the risk of default on Fund securities. As a seller in the credit default swap contract, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a US or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund also buys credit default swap contracts in order to hedge against the risk of a credit event on debt securities, in which case the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund.

The value of the credit default swap is adjusted daily and the change in value, if any, is recorded daily as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

A summary of the open credit default swap contracts as of April 30, 2011 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2011, the investment in credit default swap contracts purchased had a total notional value generally indicative of a range from $0 to approximately $1,535,000 and the investment in credit default swap contracts sold had a total notional value generally indicative of a range from approximately $5,185,000 to $7,015,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended April 30, 2011, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of April 30, 2011 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2011, the investment in forward currency contracts short vs. US dollars had a total contract value generally indicative of a range from approximately $10,074,000 to $12,978,000, and the investment in forward currency contracts long vs. US dollars had a total contract value generally indicative of a range from approximately $56,000 to $4,586,000.

The following tables summarize the value of the Fund's derivative instruments held as of April 30, 2011 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Forward Contracts	Swap Contracts	Total
Credit Contracts (a)	$—	$743,403	$743,403
Foreign Exchange Contracts (b)	48,258	—	48,258
	$48,258	$743,403	$791,661

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Unrealized appreciation on open swap contracts

(b) Unrealized appreciation on open forward foreign currency exchange contracts
Liability Derivative	Forward Contracts
Foreign Exchange Contracts (a)	$(279,687)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Unrealized depreciation on open forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2011 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Swap Contracts	Total
Credit Contracts (a)	$—	$81,504	$81,504
Foreign Exchange Contracts (b)	(33,487)	—	(33,487)
	$(33,487)	$81,504	$48,017

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from swap contracts

(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)
Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Swap Contracts	Total
Credit Contracts (a)	$—	$123,992	$123,992
Foreign Exchange Contracts (b)	(295,283)	—	(295,283)
	$(295,283)	$123,992	$(171,291)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on swap contracts

(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

C. Purchases and Sales of Securities

During the six months ended April 30, 2011, purchases and sales of investment securities (excluding short-term investments) aggregated $143,780,196 and $157,168,976, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee, based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $1 billion of the Fund's average daily net assets	.50%
Next $1.5 billion of such net assets	.49%
Next $2.5 billion of such net assets	.48%
Next $5 billion of such net assets	.47%
Over $10 billion of such net assets	.46%

Accordingly, for the six months ended April 30, 2011, the fee persuant to the Investment Management Agreement was equivalent to an annualized effective rate of 0.50% of the Fund's average daily net assets.

The Board of Trustees, including the Independent Trustees, approved the Fund's Investment Management Agreement in November 2010. The Fund's Investment Management Agreement is identical to the Predecessor Fund's Investment Management Agreement and, as a result, in approving the Fund's Investment Management Agreement, the Board relied on its considerations for approving the renewal of the Predecessor Fund's Investment Management Agreement in September 2010. A discussion regarding the basis for the Board's approval of the Predecessor Fund's Investment Management Agreement is contained in the annual report for the period ended October 31, 2010.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2011, the Administration Fee was $185,763, of which $30,876 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2011, the amounts charged to the Fund by DISC were as follows:
Service Provider Fee	Total Aggregated	Unpaid at April 30, 2011
Class A	$13,108	$9,472
Class B	889	756
Class C	2,610	1,974
Class S	87,648	62,693
Institutional Class	2,047	1,584
	$106,302	$76,479

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended April 30, 2011, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2011
Class B	$7,529	$1,191
Class C	41,082	7,165
	$48,611	$8,356

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2011, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at April 30, 2011	Annualized Effective Rate
Class A	$36,698	$18,514	.24%
Class B	2,483	1,224	.25%
Class C	13,680	7,003	.25%
	$52,861	$26,741

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares of the Fund for the six months ended April 30, 2011 aggregated $1,966.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended April 30, 2011, the CDSC for Class B and C shares aggregated $829 and $498, respectively. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended April 30, 2011, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $11,049, of which $6,567 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At April 30, 2011, there was one shareholder account that held approximately 25% of the outstanding shares of the Fund.

F. Investing in High-Yield Securities

The Fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth-highest category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. Because the Fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

G. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

At April 30, 2011, the Fund had a $2,250,000 outstanding loan. Interest expense incurred on the borrowings was $3,834 for the six months ended April 30, 2011. The average dollar amount of the borrowings was $1,905,102, the weighted average interest rate on these borrowings was 1.50% and the Fund had a loan outstanding for forty-nine days throughout the period. The borrowings were valued at cost, which approximates fair value.

H. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2011		Year Ended October 31, 2010
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	642,417	$4,478,454	973,112	$6,422,409
Class B	14,994	104,792	29,066	189,236
Class C	271,445	1,897,346	470,686	3,119,396
Class S	4,101,811	28,690,789	9,595,249	63,408,304
Institutional Class	474,899	3,317,583	1,072,216	7,016,924
		$38,488,964		$80,156,269
Shares issued to shareholders in reinvestment of distributions
Class A	138,784	$965,032	264,306	$1,744,749
Class B	8,013	55,599	17,023	112,051
Class C	36,334	253,660	64,335	426,269
Class S	1,314,183	9,184,704	2,575,676	17,081,354
Institutional Class	214,497	1,486,189	460,864	3,029,441
		$11,945,184		$22,393,864
Shares redeemed
Class A	(644,242)	$(4,459,894)	(1,152,875)	$(7,608,527)
Class B	(59,307)	(413,322)	(112,064)	(733,557)
Class C	(200,500)	(1,399,684)	(293,252)	(1,925,827)
Class S	(6,162,408)	(43,124,643)	(8,834,401)	(58,418,418)
Institutional Class	(2,368,856)	(16,467,600)	(2,127,386)	(13,964,727)
		$(65,865,143)		$(82,651,056)
Redemption fees		$9,862		$18,121
Net increase (decrease)
Class A	136,959	$985,547	84,543	$559,183
Class B	(36,300)	(252,871)	(65,975)	(432,264)
Class C	107,279	751,708	241,769	1,619,985
Class S	(746,414)	(5,241,689)	3,336,524	22,088,656
Institutional Class	(1,679,460)	(11,663,828)	(594,306)	(3,918,362)
		$(15,421,133)		$19,917,198

I. Regulatory Settlements

On March 30, 2010, the Fund was entitled to receive $17,834 as part of a settlement with the SEC by a non-affiliated third party broker. This payment is included in "Increase from regulatory settlements" in the Statement of Changes in Net Assets for the year ended October 31, 2010. The amount of the payment was less than 0.01% of the Fund's average net assets, thus having no impact on the Fund's total return.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 3, 2010

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2010, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, and 2009.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 118 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:
For shareholders of Classes A, B, C and Institutional Class:
(800) 621-1048
For shareholders of Class S:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	SGHAX	SGHBX	SGHCX	SGHSX	MGHYX
CUSIP Number	23339E 699	23339E 681	23339E 673	23339E 665	23339E 640
Fund Number	416	616	716	2100	596

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2010

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Plus Fund, a series of DWS Income Trust

By:	/s/ W. Douglas Beck W. Douglas Beck President

Date:	June 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck W. Douglas Beck President

Date:	June 28, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 28, 2011